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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

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
Report for the Calendar Year or Quarter Ended:      March 31, 2002

Check here if Amendment / /                         Amendment No.: _______
      This Amendment (Check only one):              / / is a restatement.
                                                    / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     K Capital Partners, LLC
Address:  75 Park Plaza
          Boston, MA 02116
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Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Needham
Title: Chief Administrative Officer
Phone: 617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham, Boston, Massachusetts, May 14, 2002
----------------------

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $308,188 (in thousands)
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Pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, the institutional investment manager filing this report has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
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                                                                                  VALUE       SHRS OR    SH/   PUT/     INVESTMENT
NAME OF ISSUER                            TITLE OF CLASS        CUSIP            (X$1000)     PRN AMT    PRN   CALL     DISCRETION
-------------                             --------------        -----            --------     -------    ----------     ----------
----------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp              Common Stock          006848105              32017    2148880    SH           Sole

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CNH Global NV                             Common Stock          N20935107               7314    1401200    SH           Sole

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Cinergy Corp                              Common Stock          172474108              17989     503200    SH           Sole

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Digex Inc                                 Common Stock          253756100                 15      12100    SH           Sole

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Grey Global Group Inc                     Common Stock          39787M108               8408      12346    SH           Sole

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Gyrodyne Co Amer Inc                      Common Stock          403820103               3389     209350    SH           Sole

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K Mart Corp                               Common Stock          482584109                240     150000    SH           Sole

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Nextel Communications                     Convrt Bonds          65332VAY9               8712   17000000   PRN           Sole

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NRG Energy Inc                            Common Stock          629377102               7188     596000    SH           Sole

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Omega Worldwide Inc                       Common Stock          68210B108                846     402895    SH           Sole

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Pepsico Inc                               Common Stock          713448108              27221     528565    SH           Sole

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Prime Group Realty Trust                  REITS/RICS            74158J103              16602    2167300    SH           Sole

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Primedia Inc                              Common Stock          74157K101                460     145000    SH           Sole

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Providian Finl Corp                       Options - Calls       74406A2AA               7100    2000000    SH   Call    Sole

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Prudential Financial Inc                  Common Stock          744320102              14736     474600    SH           Sole

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Sepracor Inc                              Convrt Bonds          817315AQ7               4690    7000000   PRN

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Sepracor Inc Sub Debentures               Convrt Bonds          817315AL8              24800   40000000   PRN           Sole

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Stet Hellas Telecom S.A.                  ADRS Stocks           859823106               6392     926450    SH           Sole

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
-----------------------------------------------------------------------------------
                                             OTHER             VOTING AUTHORITY
NAME OF ISSUER                               MANAGERS      SOLE     SHARED    OTHER
-------------                                --------      ----     -------   -----
-----------------------------------------------------------------------------------
Adelphia Communications Corp                              2148880

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CNH Global NV                                             1401200

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Cinergy Corp                                               503200

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Digex Inc                                                   12100

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Grey Global Group Inc                                       12346

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Gyrodyne Co Amer Inc                                       209350

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K Mart Corp                                                150000

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Nextel Communications                                    17000000

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NRG Energy Inc                                             596000

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Omega Worldwide Inc                                        402895

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Pepsico Inc                                                528565

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Prime Group Realty Trust                                  2167300

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Primedia Inc                                               145000

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Providian Finl Corp                                       2000000

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Prudential Financial Inc                                   474600

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Sepracor Inc                                              7000000

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Sepracor Inc Sub Debentures                              40000000

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Stet Hellas Telecom S.A.                                   926450

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

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
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                                                                                  VALUE       SHRS OR    SH/   PUT/     INVESTMENT
NAME OF ISSUER                            TITLE OF CLASS        CUSIP            (X$1000)     PRN AMT    PRN   CALL     DISCRETION
-------------                             --------------        -----            --------     -------    ----------     ----------
----------------------------------------------------------------------------------------------------------------------------------

Triton PCS Holdings Inc                   Common Stock          89677M106              14717    1444300    SH           Sole

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Tyco Intl Ltd                             Convrt Bonds          902124AC0              21360   32000000   PRN           Sole

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UnitedGlobalCom Inc                       Common Stock          913247508               5642    1042800    SH           Sole

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US Airways Group Inc                      Common Stock          911905107               6450    1000000    SH           Sole

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

-----------------------------------------------------------------------------------
                                             OTHER            VOTING  AUTHORITY
NAME OF ISSUER                               MANAGERS      SOLE     SHARED    OTHER
-------------                                --------      ----     ------    -----
-----------------------------------------------------------------------------------

Triton PCS Holdings Inc                                  1444300

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Tyco Intl Ltd                                           32000000

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UnitedGlobalCom Inc                                      1042800

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US Airways Group Inc                                     1000000

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